UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Report for the Calendar Year or Quarter Ended: June 30, 2009
Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.):
[ ] is a restatement.
[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name: Tetrem Capital Management Ltd.
Address: 1450, 201 Portage Avenue,
Winnipeg, MB, R3B 3K6, Canada

Form 13F File Number: 28-12813
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Junior Damianidis
Title: Vice-President, Finance and Operations
Phone: 1.204.975.2876

Junior Damianidis		Winnipeg, Manitoba, Canada August 14, 2009
(Signature)			(City, State)		   Date

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers.) [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers.)

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 77
Form 13F Information Table Value Total: 4,006,884
(thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



"None"


Tetrem Capital Management Ltd.
Form 13F
6/30/2009


BANK OF MONTREAL       Common 063671101  122704 2503150  SHS Sole None   2503150
BANK OF NOVA SCOTIA    Common 064149107  59024  1359382  SHS Sole None   1359382
BARRICK GOLD CORP      Common 067901108  241364 6165110  SHS Sole None   6165110
BCE INC                Common 05534B760  82014  3417245  SHS Sole None   3417245
CAMECO CORP            Common 13321L108  75189  2519750  SHS Sole None   2519750
CANADIAN NATIONAL RAIL Common 136375102  88291  1766877  SHS Sole None   1766877
CANADIAN NATURAL RESOU Common 136385101  143360 2342868  SHS Sole None   2342868
CANADIAN PACIFIC RAILW Common 13645T100  136898 2951650  SHS Sole None   2951650
CELESTICA INC          Common 15101Q108  70585  8957520  SHS Sole None   8957520
ENBRIDGE INC           Common 29250N105  646    16000    SHS Sole None   16000
ENCANA CORP            Common 292505104  238656 4138304  SHS Sole None   4138304
GOLDCORP INC           Common 380956409  213258 5274750  SHS Sole None   5274750
IMPERIAL OIL LTD       Common 453038408  163179 3616545  SHS Sole None   3616545
MAGNA INTERNATIONAL CL ClassA 559222401  55772  1130125  SHS Sole None   1130125
MANULIFE FINANCIAL COR Common 56501R106  139408 6904800  SHS Sole None   6904800
PETRO-CANADA           Common 71644E102  164342 3658539  SHS Sole None   3658539
POTASH CORP            Common 73755L107  154832 1427150  SHS Sole None   1427150
PRECISION DRILLING TRU Common 740215108  61524  11006126 SHS Sole None  11006126
PROGRESS ENERGY TRUST  Common 74326T108  12865  1266215  SHS Sole None   1266215
RESEARCH IN MOTION     Common 760975102  44848  542425   SHS Sole None   542425
ROYAL BANK OF CANADA   Common 780087102  156451 3288856  SHS Sole None   3288856
SHAW COMMUNICATIONS IN ClassB 82028K200  12077  616800   SHS Sole None   616800
SUNCOR ENERGY INC      Common 8677229106 113559 3210600  SHS Sole None   3210600
TALISMAN ENERGY INC    Common 87425E103  145162 8687150  SHS Sole None   8687150
THOMSON REUTERS COPR   Common 884903105  87651  2589400  SHS Sole None   2589400
TORONTO-DOMINION BANK  Common 891160509  191797 3191828  SHS Sole None   3191828
TRANSCANADA CORP       Common 89353D107  68101  2174357  SHS Sole None   2174357
ALCOA INC              Common 013817101  9846   819550   SHS Sole None   819550
APPLE INC              Common 037833100  9968   60175    SHS Sole None   60175
BARRICK GOLD CORP      Common 067901108  29315  873775   SHS Sole None   873775
ACCENTURE LTD- CL A    ClassA G1150G111  22153  569275   SHS Sole None   569275
AFLAC INC              Common 001055102  31258  864475   SHS Sole None   864475
APPLIED MATERIALS INC  Common 038222105  18739  1463476  SHS Sole None   1463476
AMGEN INC.             Common 031162100  10122  164400   SHS Sole None   164400
APACHE CORP            Common 037411105  21036  250700   SHS Sole None   250700
ANADARKO PETROLEUM COR Common 032511107  18690  354050   SHS Sole None   354050
BOEING CO              Common 097023105  20645  417675   SHS Sole None   417675
BANK OF AMERICA CORP   Common 060505104  18410  1199225  SHS Sole None   1199225
BEST BUY CO INC        Common 086516101  9516   244325   SHS Sole None   244325
BHP BILLITON LTD-SPON  Sponso 088606108  14855  233375   SHS Sole None   233375
BERKSHIRE HATHAWAY INC ClassB 084670207  3      1        SHS Sole None   1
CHUBB CORP             Common 171232101  278    6000     SHS Sole None   6000
CISCO SYSTEMS INC      Common 17275R102  19433  895950   SHS Sole None   895950
CSX CORP               Common 126408103  242    6000     SHS Sole None   6000
THE WALT DISNEY CO.    Common 254687106  16729  616550   SHS Sole None   616550
EBAY INC               Common 278642103  18684  937850   SHS Sole None   937850
EMC CORP               Common 268648102  13689  898500   SHS Sole None   898500
ENERGIZER HOLDINGS INC Common 29266R108  17809  293125   SHS Sole None   293125
EATON CORP             Common 278058102  11402  219775   SHS Sole None   219775
FLUOR CORP             Common 343412102  23347  391400   SHS Sole None   391400
FLUOR CORP 7 C50       Option 3434129GJ  -144   -475     SHS Sole None   -475
FORTUNE BRANDS INC.    Common 349631101  9986   247150   SHS Sole None   247150
GENERAL ELECTRIC CO    Common 369604103  21354  1566650  SHS Sole None   1566650
GOLDMAN SACHS GROUP IN Option 38141G9GJ  -132   -290     SHS Sole None   -290
GOLDMAN SACHS GROUP IN Common 38141G104  10417  60750    SHS Sole None   60750
HARLEY-DAVIDSON INC    Common 412822108  12197  646975   SHS Sole None   646975
INTEL CORP             Common 458140100  29799  1548175  SHS Sole None   1548175
JOHNSON & JOHNSON      Common 478160104  49557  750200   SHS Sole None   750200
JPMORGAN CHASE & CO    Common 46625H100  27602  695775   SHS Sole None   695775
KRAFT FOODS INC-A      ClassA 50075N104  22099  749850   SHS Sole None   749850
K-TEL INTERNATIONAL IN Common 482724309  1      12000    SHS Sole None   12000
MEDTRONIC INC          Common 585055106  31552  777575   SHS Sole None   777575
MONSANTO CO            Common 61166W101  18282  211450   SHS Sole None   211450
MERCK & CO. INC.       Common 589331107  31893  980800   SHS Sole None   980800
MARATHON OIL CORP      Common 565849106  25186  718750   SHS Sole None   718750
MICROSOFT CORPORATION  Common 594918104  49044  1774100  SHS Sole None   1774100
NABORS INDUSTRIES LTD  Common G6359F103  17118  944700   SHS Sole None   944700
NEWMONT MINING CORP    Common 651639106  22802  479725   SHS Sole None   479725
NOKIA CORP - SPON ADR  Sponso 654902204  18242  1075825  SHS Sole None   1075825
NORFOLK SOUTHERN CORP  Common 655844108  23720  541425   SHS Sole None   541425
TRANSOCEAN LIMITED     Common H8817H100  26906  311418   SHS Sole None   311418
SPECTRA ENERGY CORP    Common 847560109  33626  1708800  SHS Sole None   1708800
SCHLUMBERGER LTD       Common 806857108  23985  381142   SHS Sole None   381142
STATE STREET CORP      Common 857477103  29687  540799   SHS Sole None   540799
WELLS FARGO & COMPANY  Common 949746101  17973  637025   SHS Sole None   637025
WELLPOINT HEALTH NETWO Common 94973V107  25118  424387   SHS Sole None   424387
XTO ENERGY INC         Common 98385X106  29288  660275   SHS Sole None   660275